FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Schedule of financial assets at fair value through profit or loss

	December 31,
	2018	2019
	RMB	RMB
Structured deposits	25,550	3,318
Equity investments, listed and at quoted market price	182	1
	25,732	3,319